Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Trade and bill receivables		¥ 1,047,690	¥ 1,207,114
Finanical liabilities
Amounts due to related parties – measured at fair value through profit or loss (FVPL)	[1]	1,388,286	0
Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		1,072,690	1,217,114
Equity investments		5,000	5,000
Total finanical assets		1,159,095	1,222,114
Finanical liabilities
Commodity swaps contracts		23,804
Amounts due to related parties – measured at fair value through profit or loss (FVPL)		1,388,286
Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables		48,614
Commodity swaps contracts		32,791
Finanical liabilities
Commodity swaps contracts		23,804
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		0	0
Total finanical assets		0	0
Finanical liabilities
Commodity swaps contracts		0
Amounts due to related parties – measured at fair value through profit or loss (FVPL)		0
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables		0
Commodity swaps contracts		0
Finanical liabilities
Commodity swaps contracts		0
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		1,072,690	1,217,114
Equity investments		0	0
Total finanical assets		1,154,095	1,217,114
Finanical liabilities
Commodity swaps contracts		23,804
Amounts due to related parties – measured at fair value through profit or loss (FVPL)		1,388,286
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables		48,614
Commodity swaps contracts		32,791
Finanical liabilities
Commodity swaps contracts		23,804
Level 3 of fair value hierarchy [member]
Financial assets
Total finanical assets		5,000	5,000	¥ 3,323,407
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		5,000	5,000
Total finanical assets		5,000	¥ 5,000
Finanical liabilities
Commodity swaps contracts		0
Amounts due to related parties – measured at fair value through profit or loss (FVPL)		0
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member] | Commodity Swap Contracts [Member]
Financial assets
Trade and bill receivables		0
Commodity swaps contracts		0
Finanical liabilities
Commodity swaps contracts		¥ 0

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.